Revenue - Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Revenue from royalty, streams and working interests	$ 1,808.6	$ 1,104.7
Interest revenue	14.2	8.3
Other interest income		0.6
Total revenue	1,822.8	1,113.6
Labrador Iron Ore Royalty Corporation
Revenue
Dividend income	7.0	13.8
Revenue-based royalties
Revenue
Total revenue	638.9	440.1
Streams
Revenue
Total revenue	990.2	567.9
Profit-based royalties
Revenue
Total revenue	143.9	57.8
Interest revenue and other
Revenue
Total revenue	49.8	47.8
South America
Revenue
Total revenue	750.5	451.1
Central America & Mexico
Revenue
Total revenue	216.6	86.1
Canada
Revenue
Total revenue	354.0	192.8
United States
Revenue
Total revenue	266.1	205.0
Rest of World
Revenue
Total revenue	235.6	178.6
Mining
Revenue
Total revenue	1,822.8	1,113.6
Precious metals
Revenue
Revenue from royalty, streams and working interests	1,548.7	853.0
Gold
Revenue
Revenue from royalty, streams and working interests	1,275.8	706.9
Gain (loss) on provisional price adjustment	0.1	0.1
Silver
Revenue
Revenue from royalty, streams and working interests	235.6	117.8
Platinum group metals
Revenue
Revenue from royalty, streams and working interests	37.3	28.3
Gain (loss) on provisional price adjustment	1.3
Energy and other mining commodity
Revenue
Revenue from royalty, streams and working interests	1,808.6	1,104.7
Other mining
Revenue
Revenue from royalty, streams and working interests	56.1	58.7
Iron Ore
Revenue
Revenue from royalty, streams and working interests	43.7	50.5
Other mining assets
Revenue
Revenue from royalty, streams and working interests	12.4	8.2
Energy
Revenue
Revenue from royalty, streams and working interests	203.8	193.0
Oil
Revenue
Revenue from royalty, streams and working interests	118.8	128.6
Gas
Revenue
Revenue from royalty, streams and working interests	65.4	44.1
Natural gas liquids
Revenue
Revenue from royalty, streams and working interests	$ 19.6	$ 20.3